Long-Term Debt (Maturities Of Long Term Debt) (Detail) - Successor $ in Millions	Dec. 31, 2016 USD ($)
Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 46
Long-term Debt, Maturities, Repayments of Principal in Year Two	44
Long-term Debt, Maturities, Repayments of Principal in Year Three	44
Long-term Debt, Maturities, Repayments of Principal in Year Four	44
Long-term Debt, Maturities, Repayments of Principal in Year Five	45
Long-term Debt, Maturities, Repayments of Principal after Year Five	4,380
Unamortized premiums, discounts and debt issuance costs	20
Total long-term debt including amounts due currently	$ 4,623